Accruals And Other Current Liabilities - Summary of Accruals And Other Current Liabilities Payable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Accrued external research and development related expenses	¥ 36,389	$ 5,710	¥ 9,425
Salary and welfare payables	20,909	3,281	12,119
Professional service fees	5,161	810	15,399
Deferred Income For Reimbursement Of The Expenses Related To Ads Facility	2,902	455	0
Rental fees	0	0	2,835
Others	3,759	590	2,623
Accrued liabilities and other liabilities	¥ 69,120	$ 10,846	¥ 42,401